Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Negative	$ (21,787)	$ (25,999)
Positive	(21,787)	(25,999)
Positive	33,243	43,035
Negative	41,290	52,340
Net	(8,047)	(9,305)
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	30,807	40,101
Negative	40,609	46,278
Net	(9,802)	(6,177)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	9,221	7,185
Negative	17,347	13,118
Net	(8,126)	(5,933)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	9,220	7,179
Negative	17,346	13,117
Net	(8,126)	(5,938)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	6
Negative	1	1
Net		5
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	550
Negative	47	1
Net	503	(1)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,259	6,688
Negative	16,934	12,762
Net	(8,675)	(6,074)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Futures contract [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive		3
Negative		1
Net		2
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	411	491
Net	411	491
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	3
Net	1	3
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	365	354
Net	(365)	(354)
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Negative	1
Net	(1)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	13,264	19,463
Negative	15,355	22,477
Net	(2,091)	(3,014)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,395	10,650
Negative	6,978	11,798
Net	417	(1,148)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,423	8,252
Negative	8,013	10,198
Net	(2,590)	(1,946)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	446	561
Net	446	561
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	364	481
Net	(364)	(481)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	64	59
Negative	63	63
Net	1	(4)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	47	53
Negative	11	12
Net	36	41
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	17	6
Negative	52	51
Net	(35)	(45)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,230	5,113
Negative	5,802	6,330
Net	(572)	(1,217)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,899	2,338
Negative	3,396	3,110
Net	(497)	(772)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,331	2,775
Negative	2,406	3,220
Net	(75)	(445)
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Positive	3,028	8,281
Negative	2,042	4,290
Net	986	3,991
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,874	8,163
Negative	1,791	2,989
Net	1,083	5,174
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	154	118
Negative	251	1,301
Net	(97)	(1,183)
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,436	2,934
Negative	681	6,062
Net	1,755	(3,128)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	186	1,088
Negative	(1,748)	1,266
Net	1,934	(178)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	696
Negative		62
Net	1	634
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	179	391
Negative	(1,752)	1,194
Net	1,931	(803)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6	1
Negative	1
Net	5	1
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	3	10
Net	(3)	(10)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,245	1,834
Negative	2,322	4,752
Net	(77)	(2,918)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	23	29
Negative	63	129
Net	(40)	(100)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,222	1,805
Negative	2,259	4,623
Net	(37)	(2,818)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5	12
Negative	107	44
Net	(102)	(32)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5	12
Negative	107	44
Net	(102)	(32)
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(21,787)	(25,999)
Positive	(21,787)	(25,999)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	11,456	17,036
Negative	19,503	26,341
Net	$ (8,047)	$ (9,305)